Taxation Paid (Tables)	12 Months Ended
Feb. 28, 2022
Taxation Paid [Abstract]
Schedule of taxation paid
	Year ended February 28/29
Figures in Rand thousands	2022	2021	2020

Balance payable at beginning of the year	(10,203)	(16,458)	(35,078)
Acquisition of subsidiary	477	–	–
Current tax for the year recognized in profit or loss	(225,240)	(181,632)	(127,979)
Translation adjustments	341	–	–
Balance payable at end of the year	32,100	10,203	16,458
	(202,525)	(187,887)	(146,599)